Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Net sales	$ 50,545	$ 51,626	$ 48,659
Other revenues	1,283	1,251	1,239
Cost of goods sold	(15,486)	(15,867)	(15,121)
Gross profit	36,342	37,010	34,777
Selling, general and administration	(14,253)	(14,886)	(14,197)
Research and development	(9,996)	(9,540)	(8,980)
Other income	805	1,852	1,742
Other expense	(3,701)	(2,747)	(3,190)
Operating income	9,197	11,689	10,152
(Loss)/income from associated companies	(9)	15,339	673
Interest expense	(837)	(811)	(869)
Other financial income and expense	20	(80)	(78)
Income before taxes	8,371	26,137	9,878
Income taxes	(1,416)	(2,119)	(1,807)
Net income	6,955	24,018	8,071
Attributable to
Shareholders of Novartis AG	6,955	24,021	8,072
Non-controlling interests	$ 0	$ (3)	$ (1)
Basic earnings per share [abstract]
Basic earnings per share	$ 3.19	$ 10.71	$ 3.55
Diluted earnings per share [abstract]
Diluted earnings per share	$ 3.17	$ 10.63	$ 3.52